Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan
NOTE 1 – Description of the Plan
The following description of the HNI Corporation 401(k) Plan (the "Plan"), formerly known as HNI Corporation Profit Sharing Retirement Plan, amended effective December 31, 2024, provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General and Eligibility - The Plan is a defined contribution plan covering substantially all employees who are age 18 years or older of HNI Corporation and most of its 100% owned subsidiaries/divisions, including: HNI International Inc., HNI Services LLC, HNI Technologies Inc., HNI Workplace Furnishings LLC, Hearth & Home Technologies LLC, Design Holdings, Inc., and Kimball International, Inc. (collectively the "Company” and “Employer”). The Company acquired Steelcase, Inc. in 2025; however, the Steelcase employees are not yet covered under this plan. Management is currently evaluating the timeline for plan integration, however, no definitive actions have been taken. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Effective July 24, 2022, the Plan was amended to merge the Outdoor Greatroom, LLC Plan into this Plan and to add Outdoor Greatroom, LLC as a participating subsidiary/employer. Transfers of $13,668 related to the merger were completed in 2024, with the remaining residual balance transferred in 2025.
Effective December 31, 2024, the Plan was amended to merge the Kimball International Retirement Plan into this Plan and to add Kimball International, Inc. as a participating subsidiary/employer. Transfers of balances related to the merger were completed in 2025. Total balance transferred consisted of $349,860,565 of prior-year cash receivables and $5,307 of current-year cash receivables, $3,450,886 of prior-year notes receivables from participants and $8,107 of current-year notes receivable from participants, for a total transferred balance of $353,324,865.
The Administrative and Fund Committee determines the appropriateness of the Plan’s investment offerings and monitor investment performance.
Contributions – Participants may make voluntary pretax and after-tax contributions up to 75% of their compensation, subject to limitations prescribed by the Internal Revenue Code (“Code”). At the time of employment or reemployment and unless a participant affirmatively elects to the contrary, a participant is automatically enrolled in the Plan and deemed to have elected a three percent (3%) pretax deferral commencing on the first payroll that is 45 days after the employee is first eligible to make such contributions. Thereafter, on the anniversary date of such participant’s automatic enrollment date, the pre-tax deferral rate is increased by one percent (1%) until such time as it reaches a maximum of ten percent (10%).
Participants also may contribute amounts representing distributions (“rollover contributions”) from other qualified benefit or defined contribution plans.
The Company provides Employer contributions to eligible participant accounts. Certain subsidiaries/divisions provide Employer matching contributions. The Company made Employer matching contributions, net of forfeitures, of $25,576,016 for the 2025 plan year, plus minor prior-year true-up contributions of $8,348. In addition, the Company may elect to contribute a number of shares of Company stock with a fair market value as of the date of the contribution, equal to a certain percentage of a participant’s compensation earned, as described above (“Company ownership contribution”). The Company made a noncash Company ownership contribution of $4,994,445 for the 2025 plan year in 2026, as well as true-up contributions for the prior year of $2,562 in 2025.
Each subsidiary/division may make additional Employer contributions to the Plan from their accumulated profits (“profit-sharing contributions”), at the discretion of the Board of Directors. The Company did not elect to make any discretionary or profit sharing contributions for the 2025 plan year.
Participant Accounts – Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contributions, Employer contributions, and Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. The Plan allows participants to diversify all of their account balance, including the portion attributable to Employer contributions. The Plan has no restrictions on the sale of Company stock held in the Plan. A participant may not make an investment direction with respect to future contributions or direct a reallocation of his or her account if the direction would cause the investment in HNI stock to exceed 25% of the current value of the participant's total account.
Vesting – New participants in the Plan generally will be immediately vested in their entire account. All other participants with active accounts are fully vested in their entire account; however, amounts held in the Outdoor Greatroom (OG) Plan Matching Account and OG Nonelective Account and the Kimball International Retirement Plan (KII) effective as of their respective merger dates are subject to the vesting schedules shown below:

Years of Vesting Service	OG Schedule Vested Percentage	KII Schedule Vested Percentage
Less than 1 year	0%	0%
At least 1 year but less than 2 years	20%	10%
At least 2 years but less than 3 years	40%	20%
At least 3 years but less than 4 years	60%	40%
At least 4 years but less than 5 years	80%	60%
5 years or more	100%	100%

Investment Options – Participants may direct the investment of their account balances into any of the various investment options, which include HNI Corporation Stock Fund, and the Fidelity BrokerageLink, as well as mutual fund and collective fund options. The Fidelity BrokerageLink is a brokerage account specifically designed for defined contribution plan participants to invest and trade their retirement savings in the investments within the Fidelity Brokerage System that are available through Fidelity's Funds Network.
Notes Receivable From Participants – A participant may borrow up to the lesser of $50,000 or 50% of his or her vested account balance, with a minimum loan amount of $1,000, from his or her before-tax contribution account, after-tax contribution account, rollover account, matching account and any prior plan account except a prior money purchase account (collectively, “eligible loan accounts”). The loans are secured by the balance in the participant's account. Loans are repaid through payroll deductions over periods up to sixty months (fifteen years in the case of a loan used to acquire a principal residence). The variable interest rate for loans is set at 1% above the prime rate published in the Wall Street Journal as of the first day of the month in which a loan is processed. Loans to participants are included as notes receivable from participants on the statements of net assets available for benefits and are valued at their unpaid principal balance plus any accrued interest, which approximates fair value. Should a participant default on a Plan loan, as defined by the Plan loan policy, the loan would then be considered a distribution. Related fees are recorded as administrative expenses and are expensed when they are incurred. Interest income is recorded on the accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
Payment of Benefits – Upon termination of service due to death, disability, or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant's vested interest in his or her account or, if the participant is at least age 55, installment payments. For termination of service due to other reasons, a participant receives the value of the vested interest in his or her account as a lump sum distribution. In-service withdrawals of funds from employee contributions are available for participants experiencing financial hardship and, for participants who have attained age 59½, as defined in the Plan document. The Plan also allows an in-service withdrawal of funds from certain employer contributions after a participant attains the age of 59½ and for participants experiencing financial hardship.
Recent Legislation – In December 2022, SECURE Act 2.0 (“SECURE 2.0”) was enacted. SECURE 2.0 contains numerous significant changes for retirement plans, plan sponsors, and retirement plan providers. For example, SECURE 2.0 contains provisions related to, among many other things, increasing the required minimum distribution age, reducing required minimum distribution penalties, and removing required minimum distribution barriers for annuities. Many of the provisions in SECURE 2.0 went effective in 2023, but SECURE 2.0 will not be completely implemented until 2027. The Internal Revenue Service (“IRS”) has issued additional guidance addressing specific issues arising from the implementation of the provisions of SECURE 2.0.

NOTE 9 – Administration of Plan Assets
The Plan’s assets are administered under an agreement with Fidelity Management Trust Company, the trustee of the Plan. The trustee invests funds received from contributions, investment sales, interest and dividend income, and makes benefit payments and other distributions to participants.